Segment information - Summary of Geographical Information on Net Sales and Non-Current Assets (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of geographical areas [line items]
Net sales	€ 22,106	€ 19,889
Non-current assets [abstract]
Property, plant and equipment	10,364		€ 10,052
Other intangible assets	26,359		26,261
Europe
Disclosure of geographical areas [line items]
Net sales	4,304	4,144
Non-current assets [abstract]
Property, plant and equipment	5,998		5,760
Other intangible assets	3,951		5,094
of which France
Disclosure of geographical areas [line items]
Net sales	725	835
Non-current assets [abstract]
Property, plant and equipment	3,161		3,123
Other intangible assets	0		0
United States
Disclosure of geographical areas [line items]
Net sales	11,633	9,535
Non-current assets [abstract]
Property, plant and equipment	2,270		2,229
Other intangible assets	21,972		20,694
Rest of the World
Disclosure of geographical areas [line items]
Net sales	6,169	6,210
Non-current assets [abstract]
Property, plant and equipment	2,096		2,063
Other intangible assets	436		473
of which China
Disclosure of geographical areas [line items]
Net sales	1,325	€ 1,388
Non-current assets [abstract]
Property, plant and equipment	167		122
Other intangible assets	€ 0		€ 0